EMPLOYEE BENEFITS - Number of employees (Details) - Employees	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	33,658	32,594	30,561
Average number of contractors	19,615	18,599	16,384
Africa
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	21,734	19,807	17,260
Australia
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	1,741	1,532	1,332
Americas
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	8,565	9,498	9,972
Other, including corporate and non-gold producing subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	1,618	1,757	1,997